Income Tax (Details 3)	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Income Tax
Period of statute of limitation years if the underpayment of taxes is due to computational errors	3	3
Period of statute of limitation extended under special circumstances (in years)	5	5
Minimum amount of underpayment of tax liability considered for special circumstances	$ 15,871	100,000
Period of statute of limitation in case of transfer pricing related adjustment (in years)	10	10
Deferred tax assets:
Accrued salary expenses	11,798,451		8,796,784
Bad debt provision	3,128,545		4,566,526
Net operating loss carry forwards	19,845,104		6,950,541
Advertising expenses temporarily non-deductible	4,345,753		633,380
Other	202,734		235,775
Gross deferred tax assets	39,320,587		21,183,006
Valuation allowance	(689,076)		(183,392)	(157,085)
Total deferred tax assets	38,631,511		20,999,614
Analysis as:
Current	22,077,959		17,284,547
Non-current	16,553,552		3,715,067
Deferred tax liabilities:
Amortization of intangible and other assets	40,108,863		40,152,455
Total deferred tax liabilities	40,108,863		40,152,455
Analysis as:
Non-current	40,108,863		40,152,455
Movement of the valuation allowance
Balance at the beginning of the period	183,392		157,085	3,207,372
Additions	484,262		21,110	28,273
Business acquisition				292,638
Releases				(3,372,782)
Changes due to foreign exchange	21,422		5,197	1,584
Balance at the end of the period	$ 689,076		$ 183,392	$ 157,085